Statements of Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements Captions [Line Items]
Share-based compensation expenses	$ 809	$ 539	$ 2,925
Parent Company
Condensed Income Statements Captions [Line Items]
Share-based compensation expenses	$ 1,002	$ 539	$ 3,320